CAPITAL MANAGEMENT - Narrative (Details) R in Millions	12 Months Ended
	Jun. 30, 2020 ZAR (R)	Sep. 30, 2020 ZAR (R)	Jun. 30, 2019 ZAR (R)	Dec. 31, 2018 ZAR (R)
Disclosure of objectives, policies and processes for managing capital [line items]
Debt ratio	0.5
Interest coverage ratio	0.25
Phase 1 of FWGR [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Undrawn Borrowing Facilities	R 300		R 300
Committed revolving credit facility (RCF) [member] | Guarantee Ekurhuleni Local Municipality [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Undrawn Borrowing Facilities				R 125
Uncommitted revolving credit facility (RCF) [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Undrawn Borrowing Facilities		R 200
Uncommitted revolving credit facility (RCF) [member] | Bottom of Range [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Increase (decrease) to interest rate margin	2.75%
Uncommitted revolving credit facility (RCF) [member] | Top of range [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Increase (decrease) to interest rate margin	3.25%